UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Steven I. Koszalka

American Funds Strategic Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Strategic Bond FundSM Semi-annual report for the six months ended June 30, 2018

Our distinctive
approach relies on
flexibility in the
pursuit of enhanced
long-term results.

American Funds Strategic Bond Fund seeks to provide maximum total return consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2018:

Class A shares	1 year	Lifetime (since 3/18/16)

Reflecting 3.75% maximum sales charge	–4.40%	–0.08%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operation expense ratio was 1.09% for Class A shares as of the prospectus dated March 1, 2018. The net expense ratio was 1.02%.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. The reimbursement will be in effect through at least March 1, 2019. The adviser may elect to extend, modify or terminate the reimbursement at that time. The investment results and net expense ratio shown reflect the reimbursement, without which the results would have been lower and the expenses higher. Refer to the fund’s most recent prospectus for details.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

A period of historically low volatility came to a close as yields rose sharply amid the backdrop of a resilient U.S. economy in the first half of American Funds Strategic Bond Fund’s fiscal year.

For the six months ended June 30, 2018, the fund declined by 1.38%, with all distributions reinvested. By comparison, the unmanaged Bloomberg Barclays U.S. Aggregate Index — the core bond benchmark that the fund seeks to outpace — lost 1.62%. The fund’s peer group, as measured by the Lipper Core Plus Bond Funds Average fell 1.74%.

During the six-month period, the fund paid dividends totaling 6 cents a share, resulting in an income return of 0.59% for those investors who reinvested dividends or took their dividends in cash.

Bond market overview

The year began with the U.S. economy growing at a modest pace, benefiting from new tax cuts and increased fiscal spending. The unemployment rate hit 3.8% in May, matching the lowest reading in nearly 50 years. This tight labor market helped to push wages up in the second quarter to the highest average growth in a decade.

At 2.9% year-over-year in June, the Consumer Price Index (CPI) hit a level not seen since 2012. Core CPI, which removes volatile food and energy prices, rose to 2.2%. These and other factors kept the Federal Reserve on its tightening path, raising short-term rates twice over the period.

These factors led markets to price rates higher across the Treasury curve, with sharper increases in shorter maturities. Although the 10-year benchmark yield briefly crossed

Results at a glance

For periods ended June 30, 2018, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	6 months	1 year	Lifetime (since 3/18/16)

American Funds Strategic Bond Fund (Class A shares)	–1.38%	–0.67%	1.61%
Bloomberg Barclays U.S. Aggregate Index*	–1.62	–0.40	0.91
Lipper Core Plus Bond Funds Average†	–1.74	–0.34	2.21

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

American Funds Strategic Bond Fund	1

the 3% threshold, it settled at 2.85%, 45 basis points higher than at the start of the year. By comparison, the 2-year Treasury note ended June at 2.52%, an increase of 63 basis points over the period.

Higher rates and inflation helped spark market volatility in the first quarter, following a period of extreme calm. Uncertainty surrounding global trade policy and the effect of tighter lending and elevated borrowing costs facing emerging markets helped that moderate volatility to persist throughout the period.

Inside the portfolio

Several factors led the fund to outpace its benchmark over the period. The managers’ cautious credit stance provided protection from an investment-grade corporate bond sector that lost 3.3%, as corporate spreads to Treasuries widened by 30 basis points. They used derivatives — credit default swaps — to reduce exposure to credit, which provided a positive contribution to results.

More attractively priced corporates provided additional opportunities for managers to find value in new issues. For example, they purchased bonds offered as a part of CVS Health’s $40 billion transaction used to finance its acquisition of health insurer Aetna in the first quarter, the largest of the year.

The fund’s Treasury Inflation-Protected Securities overweight also boosted relative results. Rising inflation expectations helped the sector’s returns to outpace the broader Treasury market by roughly 100 basis points.

Managers anticipated that at this latter stage in the economic cycle, the yield curve would steepen, as investors seek higher term premiums for longer maturity bonds. However, because the market priced a greater likelihood of rising shorter term rates, the curve flattened instead. The yield on 30-year Treasury notes exceeded the 5-year yield by just 25 basis points at the end of June.

To manage duration — the fund’s sensitivity to changes in interest rates — and curve positioning, managers utilized both cash bonds and derivatives such as interest rate swaps and futures. Here, the fund primarily used these derivatives to shift its interest-rate exposure away from long maturities toward intermediate maturities.

The shift in rates has strengthened managers’ conviction that the curve will steepen, as they now see short- and intermediate-term yields more likely to fall than to move higher. That has led them to concentrate their duration in the two- to five-year part of the curve, where they believe bond prices could see stronger gains if volatility or other factors throw the Fed off course.

Looking ahead

Despite wobbles and uncertainty, U.S. growth is estimated to have risen to or even above 4% in the second quarter on an annualized basis. Managers anticipate the U.S. economy to continue to expand well into next year. However, persistent volatility is also likely due to a cloudier global outlook, central banks pulling back monetary

2	American Funds Strategic Bond Fund

stimulus and trade policy anxiety. For that reason, managers are mostly aligned with the market’s current Fed assessment — that it will continue to gradually raise rates but that volatility could prevent the central bank from hiking as many times next year as projected.

Managers also anticipate that inflation will continue to increase moderately, with core CPI rising to 2.5% by the year-end, and consequently maintain a notable TIPS position. They remain cautious on credit, despite the recent spread widening. At present levels, many corporate bonds still look expensive, but careful security selection can reveal investments with greater upside potential.

Although recent trends present challenges, managers believe the current environment is one of the best in years for fixed income investors. In this market they feel they can more readily employ their highest conviction ideas in pursuit of excess returns for shareholders.

We thank you for your support and look forward to reporting to you again in six months.

Cordially,

David A. Hoag

President

August 15, 2018

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2018, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 3.55% (3.51% without the reimbursement).

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

American Funds Strategic Bond Fund	3

Summary investment portfolio June 30, 2018	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	26.99%
AAA/Aaa	1.79
AA/Aa	1.72
A/A	16.76
BBB/Baa	25.61
Below investment grade	12.94
Unrated	.08
Short-term securities & other assets less liabilities	14.11

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 85.89%	Principal amount (000)	Value (000)
Corporate bonds & notes 46.09%
Health care 8.12%
Anthem, Inc. 3.65% 2027	$5,300	$5,028
Bayer US Finance II LLC 4.375% 2028[1]	3,560	3,573
CVS Health Corp. 4.30% 2028	9,015	8,906
CVS Health Corp. 4.78% 2038	2,245	2,226
Teva Pharmaceutical Finance Company BV 2.80% 2023	3,690	3,190
Teva Pharmaceutical Finance Company BV 6.00% 2024	5,710	5,709
Teva Pharmaceutical Finance Company BV 4.10% 2046	1,365	978
Other securities		19,188
		48,798

4	American Funds Strategic Bond Fund

	Principal amount (000)	Value (000)
Energy 7.78%
Concho Resources Inc. 4.30% 2028	$3,495	$3,497
Energy Transfer Partners, LP 4.20%–6.63% 2026–2049[2]	7,278	6,809
Petrobras Global Finance Co. 5.75%–7.38% 2027–2044[1]	4,955	4,542
TransCanada PipeLines Ltd. 4.25% 2028	2,685	2,698
Western Gas Partners LP 5.30% 2048	2,900	2,672
Other securities		26,483
		46,701

Utilities 5.55%
Consolidated Edison Co. of New York 4.50% 2058	3,430	3,415
Drax Finco PLC 6.625% 2025[1]	3,000	2,992
SCANA Corp. 4.13%–6.25% 2020–2022	4,150	4,153
South Carolina Electric & Gas Co. 4.10%–5.45% 2041–2046	2,594	2,699
Other securities		20,096
		33,355

Financials 5.00%
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[2]	3,000	2,977
BNP Paribas 3.375% 2025[1]	2,725	2,577
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[2]	3,000	3,019
Danske Bank AS 3.875% 2023[1]	4,000	3,972
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[2]	4,100	3,908
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)[1,2]	4,400	4,323
Other securities		9,277
		30,053

Consumer staples 4.83%
British American Tobacco PLC 2.76%–4.54% 2022–2047[1]	9,290	8,748
Maple Escrow 5.085% 2048[1]	3,518	3,558
Reynolds American Inc. 5.85% 2045	205	225
Wal-Mart Stores, Inc. 4.05% 2048	4,500	4,515
Other securities		11,991
		29,037

Industrials 3.84%
CSX Corp. 3.80% 2028	4,380	4,274
Northrop Grumman Corp. 3.25% 2028	3,485	3,286
Republic Services, Inc. 3.375% 2027	3,325	3,156
Other securities		12,362
		23,078

Consumer discretionary 3.53%
Netflix, Inc. 5.875% 2028[1]	3,450	3,501
Other securities		17,675
		21,176

Materials 3.37%
Platform Specialty Products Corp. 5.875% 2025[1]	2,950	2,887
Sherwin-Williams Co. 3.45% 2027	3,680	3,480
Other securities		13,899
		20,266

American Funds Strategic Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds & notes (continued)
Information technology 2.44%
salesforce.com, inc. 3.70% 2028		$4,500	$4,472
Other securities			10,205
			14,677

Telecommunication services 1.30%
Other securities			7,771

Real estate 0.33%
Other securities			1,949

Total corporate bonds & notes			276,861

U.S. Treasury bonds & notes 26.99%
U.S. Treasury inflation-protected securities 17.15%
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]		25,535	25,091
U.S. Treasury Inflation-Protected Security 0.125% 2026[3,4]		9,981	9,564
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]		10,241	9,965
U.S. Treasury Inflation-Protected Security 0.50% 2028[3]		11,958	9,937
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]		2,974	3,766
U.S. Treasury Inflation-Protected Security 0.875% 2047[3,4]		27,086	27,067
U.S. Treasury Inflation-Protected Security 1.00% 2048[3,4]		12,622	10,490
U.S. Treasury Inflation-Protected Securities 0.13%–1.00% 2023–2046[3,4]		7,228	7,162
			103,042

U.S. Treasury 9.84%
U.S. Treasury 2.625% 2021		9,380	9,380
U.S. Treasury 2.625% 2023		36,191	36,003
U.S. Treasury 2.875% 2028		11,458	11,472
U.S. Treasury 2.00%–2.63% 2021–2024[4]		2,305	2,265
			59,120

Total U.S. Treasury bonds & notes			162,162

Bonds & notes of governments & government agencies outside the U.S. 8.89%
Brazil (Federative Republic of) 6.00% 2050–2055[3]	BRL	10,052	2,590
India (Republic of) 7.61% 2030	INR	367,000	5,147
India (Republic of) 7.88% 2030		333,000	4,774
Italy (Republic of) 2.00% 2028		€4,800	5,296
Japan, Series 20, 0.10% 2025[3]		¥504,000	4,773
Japan, Series 21, 0.10% 2026[3]		2,019,817	19,238
Other securities			11,602
			53,420

Municipals 2.13%
Other 2.13%
Other securities			12,810

Total municipals			12,810

Asset-backed obligations 0.93%
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,5]		$5,095	5,020
Other securities			567
			5,587

6	American Funds Strategic Bond Fund

	Principal amount (000)		Value (000)
Mortgage-backed obligations 0.86%
Federal agency mortgage-backed obligations 0.86%
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[5]		$3,485	$3,611
Other securities			1,570
			5,181

Total bonds, notes & other debt instruments (cost: $528,482,000)			516,021

Short-term securities 12.83%
Federal Home Loan Bank 1.86% due 7/24/2018		6,000	5,993
Merck & Co. Inc. 1.97% due 8/8/2018[1]		11,700	11,674
Nigerian Treasury Bills 12.86%–13.86% due 10/25/2018–3/14/2019	NGN	4,800,000	12,620
Société Générale 1.79% due 7/2/2018[1]		$15,000	14,998
Swedbank AB 1.85% due 7/2/2018		15,000	14,998
Tennessee Valley Authority 1.88% due 7/17/2018		13,900	13,887
United Overseas Bank Ltd. 2.00% due 7/10/2018[1]		2,900	2,898

Total short-term securities (cost: $77,050,000)			77,068
Total investment securities 98.72% (cost: $605,532,000)			593,089
Other assets less liabilities 1.28%			7,691

Net assets 100.00%			$600,780

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,411,000, which represented ..40% of the net assets of the fund.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [6]	6/30/2018 [7]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	670	March 2021	$167,500	$162,525	$82
5 Year Euro-Bobl Futures	Short	25	September 2018	(2,500)	(3,859)	(20)
5 Year U.S. Treasury Note Futures	Short	667	October 2018	(66,700)	(75,783)	46
10 Year Euro-Bund Futures	Long	107	September 2018	10,700	20,312	9
10 Year U.S. Treasury Note Futures	Long	582	September 2018	58,200	69,949	222
10 Year Ultra U.S. Treasury Note Futures	Long	90	September 2018	9,000	11,541	104

American Funds Strategic Bond Fund	7

Futures contracts (continued)

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [6]	6/30/2018 [7]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
20 Year U.S. Treasury Bond Futures	Short	121	September 2018	$(12,100)	$(17,545)	$44
30 Year Ultra U.S. Treasury Bond Futures	Short	177	September 2018	(17,700)	(28,242)	(60)
						$427

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 6/30/2018
(000)	(000)	Counterparty	Settlement date	(000)
USD4,596	SEK40,525	Goldman Sachs	7/9/2018	$68
JPY373,685	USD3,420	Goldman Sachs	7/9/2018	(43)
USD3,730	CAD4,850	JPMorgan Chase	7/10/2018	40
USD2,563	JPY280,000	JPMorgan Chase	7/10/2018	32
USD2,484	JPY271,945	Goldman Sachs	7/10/2018	26
USD4,582	EUR3,900	Citibank	7/10/2018	24
CAD17,982	USD13,938	Goldman Sachs	7/10/2018	(257)
USD1,008	GBP750	Bank of America, N.A.	7/11/2018	17
USD4,106	BRL14,650	JPMorgan Chase	7/12/2018	333
USD5,076	ZAR67,000	Goldman Sachs	7/12/2018	200
USD10,683	INR720,000	JPMorgan Chase	7/12/2018	191
USD1,872	SGD2,500	Goldman Sachs	7/12/2018	36
CLP3,700,000	USD5,884	Bank of America, N.A.	7/12/2018	(221)
MXN22,803	USD1,101	Citibank	7/16/2018	44
USD3,333	GBP2,500	Bank of America, N.A.	7/18/2018	31
GBP600	USD789	Bank of New York Mellon	7/18/2018	3
GBP600	USD790	Bank of New York Mellon	7/18/2018	3
AUD7,709	USD5,808	Morgan Stanley	7/18/2018	(102)
USD2,919	KRW3,145,000	Citibank	7/19/2018	96
USD5,914	COP17,092,000	Citibank	7/19/2018	88
EUR4,619	GBP4,050	Bank of New York Mellon	7/25/2018	53
CAD1,548	USD1,164	JPMorgan Chase	7/25/2018	14
USD1,275	SGD1,730	Citibank	7/25/2018	5
USD2,861	AUD3,875	Bank of America, N.A.	7/25/2018	(7)
GBP4,055	EUR4,625	Bank of New York Mellon	7/25/2018	(53)
USD5,633	EUR4,800	Citibank	7/27/2018	16
JPY728,000	USD6,616	Goldman Sachs	7/30/2018	(26)
MXN30,387	USD1,512	Citibank	7/31/2018	10
USD1,258	SGD1,715	Goldman Sachs	7/31/2018	(1)
USD5,270	GBP4,000	Bank of America, N.A.	7/31/2018	(18)
JPY789,185	USD7,164	Bank of New York Mellon	7/31/2018	(20)
USD17,449	EUR15,000	Bank of America, N.A.	7/31/2018	(110)
USD2,179	KRW2,424,600	JPMorgan Chase	8/3/2018	1
BRL4,326	USD1,119	JPMorgan Chase	8/3/2018	(8)
				$465

8	American Funds Strategic Bond Fund

Swap contracts

Interest rate swaps

							Unrealized
						Upfront	(depreciation)
					Value at	payments/	appreciation
		Expiration	Notional		6/30/2018	receipts	at 6/30/2018
Receive	Pay	date	(000)		(000)	(000)	(000)
1.2975%	3-month Canada BA	7/5/2018	C$	265,152	$(10)	$—	$(10)
1.76625%	3-month Canada BA	9/25/2018		122,000	6	—	6
1.9475%	U.S. EFFR	9/26/2018		$3,820,000	67	—	67
1.7725%	3-month Canada BA	9/26/2018	C$	122,700	8	—	8
1.882%	U.S. EFFR	9/26/2018		$171,400	(14)	—	(14)
1.8975%	U.S. EFFR	9/26/2018		450,900	(27)	—	(27)
7.48%	28-day MXN-TIIE	1/11/2019	MXN	690,000	(140)	—	(140)
7.46%	28-day MXN-TIIE	1/24/2019		390,000	(85)	—	(85)
7.195%	28-day MXN-TIIE	4/15/2019		220,000	(90)	—	(90)
U.S. EFFR	2.385%	5/1/2019		$2,701,565	(151)	—	(151)
7.51%	28-day MXN-TIIE	5/30/2019	MXN	410,000	(136)	—	(136)
1.962%	3-month Canada BA	6/27/2019	C$	122,000	(68)	—	(68)
3-month USD-LIBOR	1.5655%	8/29/2019		$102,000	1,254	—	1,254
1.726%	3-month USD-LIBOR	10/2/2019		53,000	(615)	—	(615)
1.8185%	3-month USD-LIBOR	10/31/2019		124,000	(1,412)	—	(1,412)
3-month USD-LIBOR	2.159%	1/11/2020		280,000	2,386	—	2,386
1.905%	U.S. EFFR	1/11/2020		280,000	(1,614)	—	(1,614)
(0.223)%	EONIA	2/1/2020		€55,500	117	—	117
(0.122)%	6-month EURIBOR	2/1/2020		56,100	100	—	100
(0.2305)%	EONIA	2/2/2020		109,500	215	—	215
1.997%	U.S. EFFR	2/13/2020		$100	— [8]	—	— [8]
1.8725%	3-month USD-LIBOR	3/20/2020		52,000	(767)	—	(767)
U.S. EFFR	2.19%	3/29/2020		123,700	350	—	350
U.S. EFFR	2.2025%	3/29/2020		124,500	325	—	325
2.5935%	3-month USD-LIBOR	3/29/2020		124,500	(345)	—	(345)
2.577%	3-month USD-LIBOR	3/29/2020		123,700	(378)	—	(378)
U.S. EFFR	2.174%	4/4/2020		65,360	210	—	210
2.5725%	3-month USD-LIBOR	4/4/2020		65,364	(215)	—	(215)
U.S. EFFR	2.19%	4/6/2020		43,300	127	—	127
2.599%	3-month USD-LIBOR	4/6/2020		43,300	(123)	—	(123)
7.14%	28-day MXN-TIIE	4/29/2020	MXN	448,450	(393)	—	(393)
7.84%	28-day MXN-TIIE	5/8/2020		216,660	(58)	—	(58)
7.87%	28-day MXN-TIIE	5/8/2020		397,340	(95)	—	(95)
3-month USD-LIBOR	2.674%	5/31/2020		$150,000	285	—	285
2.284%	U.S. EFFR	5/31/2020		150,000	(309)	—	(309)
6.78%	28-day MXN-TIIE	7/6/2020	MXN	213,540	(271)	—	(271)
3-month USD-LIBOR	2.465%	2/13/2021		$86,100	839	—	839
2.094%	U.S. EFFR	2/13/2021		85,300	(745)	—	(745)
1.63%	U.S. EFFR	2/22/2022		32,700	(966)	—	(966)
6.99%	28-day MXN-TIIE	6/17/2022	MXN	130,000	(206)	—	(206)
2.27403%	3-month USD-LIBOR	12/29/2022		$70,000	(1,783)	—	(1,783)
2.10125%	U.S. EFFR	1/12/2023		36,000	(592)	—	(592)
2.7435%	3-month USD-LIBOR	2/16/2023		48,800	(293)	—	(293)
2.7365%	3-month USD-LIBOR	2/20/2023		49,000	(310)	—	(310)
2.045%	3-month USD-LIBOR	3/24/2023		53,800	(855)	—	(855)
2.715%	3-month USD-LIBOR	4/6/2023		15,000	(111)	—	(111)
2.55%	U.S. EFFR	4/26/2023		50,000	117	—	117
2.5815%	U.S. EFFR	5/25/2023		96,000	354	—	354
3-month USD-LIBOR	2.815%	5/31/2023		180,000	540	—	540
2.437%	U.S. EFFR	5/31/2023		180,000	(547)	—	(547)
1.8875%	3-month USD-LIBOR	6/7/2023		33,600	(622)	—	(622)

American Funds Strategic Bond Fund	9

Swap contracts (continued)

Interest rate swaps (continued)

							Unrealized
						Upfront	(depreciation)
					Value at	payments/	appreciation
		Expiration	Notional		6/30/2018	receipts	at 6/30/2018
Receive	Pay	date		(000)	(000)	(000)	(000)
1.569%	3-month USD-LIBOR	7/6/2023		$40,500	$(984)	$—	$(984)
1.615%	3-month USD-LIBOR	8/18/2023		73,000	(1,689)	—	(1,689)
2.42%	3-month USD-LIBOR	11/18/2023		50,000	(429)	—	(429)
2.031%	3-month USD-LIBOR	1/17/2024		8,700	(383)	—	(383)
3-month USD-LIBOR	2.0955%	2/10/2024		1,700	70	—	70
1.805%	U.S. EFFR	2/21/2024		48,000	(1,746)	—	(1,746)
3-month USD-LIBOR	2.3055%	3/7/2024		16,000	488	—	488
3-month USD-LIBOR	2.013%	6/29/2024		16,500	796	—	796
3-month USD-LIBOR	2.2375%	10/31/2024		8,000	303	—	303
2.8775%	3-month USD-LIBOR	3/23/2025		36,400	(29)	—	(29)
2.524%	3-month USD-LIBOR	4/14/2025		9,000	(168)	—	(168)
2.905%	3-month USD-LIBOR	6/21/2025		48,440	37	—	37
2.354%	3-month USD-LIBOR	9/25/2025		109,600	(2,809)	—	(2,809)
6-month JPY-LIBOR	0.1277%	3/24/2026		¥500,000	25	—	25
6-month JPY-LIBOR	(0.0823)%	7/11/2026		1,200,000	255	—	255
3-month USD-LIBOR	1.6835%	11/2/2026		$3,900	357	—	357
3-month USD-LIBOR	1.688%	11/2/2026		2,100	191	—	191
28-day MXN-TIIE	8.07%	1/1/2027	MXN	180,000	(53)	—	(53)
28-day MXN-TIIE	8.135%	1/14/2027		102,000	(51)	—	(51)
3-month USD-LIBOR	2.38%	2/15/2027		$13,100	536	—	536
2.4805%	3-month USD-LIBOR	3/21/2027		27,000	(901)	—	(901)
2.3335%	3-month USD-LIBOR	3/29/2027		25,000	(1,124)	—	(1,124)
2.333%	3-month USD-LIBOR	3/29/2027		30,000	(1,350)	—	(1,350)
28-day MXN-TIIE	7.47%	4/5/2027	MXN	60,000	103	—	103
0.8153%	6-month EURIBOR	4/28/2027		€14,500	91	—	91
3-month SEK-STIBOR	1.125%	4/28/2027	SKr	138,000	(177)	—	(177)
3-month USD-LIBOR	2.293%	5/3/2027		$5,800	283	—	283
28-day MXN-TIIE	7.625%	5/20/2027	MXN	108,000	133	—	133
3-month USD-LIBOR	2.2935%	7/17/2027		$15,000	748	—	748
0.8518%	6-month EURIBOR	8/21/2027		€6,200	42	—	42
3-month SEK-STIBOR	1.215%	8/21/2027	SKr	60,000	(111)	—	(111)
2.2295%	3-month USD-LIBOR	9/22/2027		$9,800	(551)	—	(551)
3-month USD-LIBOR	2.388%	10/31/2027		89,000	3,883	—	3,883
3-month USD-LIBOR	2.31934%	11/17/2027		11,900	592	—	592
3-month USD-LIBOR	2.31613%	11/17/2027		11,100	555	—	555
2.925%	3-month USD-LIBOR	2/1/2028		15,300	(24)	—	(24)
2.91%	3-month USD-LIBOR	2/1/2028		19,100	(42)	—	(42)
2.908%	3-month USD-LIBOR	2/1/2028		19,100	(43)	—	(43)
2.92%	3-month USD-LIBOR	2/2/2028		14,500	(26)	—	(26)
1.561%	6-month GBP-LIBOR	6/21/2028		£23,240	108	—	108
6-month GBP-LIBOR	1.5282%	6/29/2028		5,500	—	—	—
6-month GBP-LIBOR	1.5262%	6/29/2028		5,500	—	—	—
6-month GBP-LIBOR	1.5272%	6/29/2028		5,500	—	—	—
6-month GBP-LIBOR	1.5302%	6/29/2028		5,500	—	—	—
3-month USD-LIBOR	2.679%	4/14/2030		$4,800	121	—	121
3-month USD-LIBOR	2.514%	9/25/2030		58,300	2,258	—	2,258
3-month USD-LIBOR	2.35%	3/24/2031		11,700	606	—	606
3-month USD-LIBOR	2.22%	6/7/2031		7,300	454	—	454
3-month USD-LIBOR	1.8929%	7/6/2031		8,700	772	—	772
3-month USD-LIBOR	1.87%	8/18/2031		15,500	1,399	—	1,399
3-month USD-LIBOR	2.57%	11/18/2031		11,000	368	—	368

10	American Funds Strategic Bond Fund

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2018	receipts	at 6/30/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.9625%	2/1/2038	$11,400	$37	$—	$37
3-month USD-LIBOR	2.963%	2/1/2038	11,500	36	—	36
3-month USD-LIBOR	2.986%	2/1/2038	9,200	15	—	15
3-month USD-LIBOR	2.967%	2/2/2038	8,900	26	—	26
3-month USD-LIBOR	2.625%	2/21/2047	2,000	126	—	126
3-month USD-LIBOR	2.9825%	2/20/2048	11,000	(117)	—	(117)
U.S. EFFR	2.505%	3/22/2048	2,500	(22)	—	(22)
U.S. EFFR	2.51375%	3/22/2048	2,800	(30)	—	(30)
3-month USD-LIBOR	2.8245%	4/4/2048	5,550	123	—	123
U.S. EFFR	2.40875%	4/13/2048	14,000	158	—	158
U.S. EFFR	2.43625%	4/19/2048	14,000	77	—	77
U.S. EFFR	2.554%	4/26/2048	11,200	(216)	—	(216)
3-month USD-LIBOR	3.016%	5/9/2048	4,906	(88)	—	(88)
3-month USD-LIBOR	3.0155%	5/9/2048	5,550	(99)	—	(99)
3-month USD-LIBOR	3.0745%	5/17/2048	6,100	(184)	—	(184)
U.S. EFFR	2.625%	5/25/2048	22,000	(753)	—	(753)
					$—	$(5,073)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Unrealized
				Value at	Upfront	appreciation
	Pay/	Expiration	Notional	6/30/2018	payments	at 6/30/2018
Receive	Payment frequency	date	(000)	(000)	(000)	(000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$12,775	$(784)	$(849)	$65
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	264,715	(3,916)	(4,691)	775
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	78,150	(4,490)	(5,145)	655
					$(10,685)	$1,495

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $131,063,000, which represented 21.82% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $27,147,000, which represented 4.52% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.
[8]	Amount less than one thousand.

American Funds Strategic Bond Fund	11

Key to abbreviations and symbols
AUD = Australian dollars
BA = Banker’s acceptances
BRL = Brazilian reais
CAD/C$ = Canadian dollars
CLP = Chilean pesos
COP = Colombian pesos
EFFR = Effective Federal Funds Rate
EONIA = Euro Overnight Index Average
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
GBP/£ = British pounds
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NGN = Nigerian naira
SEK/SKr = Swedish kronor
SGD = Singapore dollars
STIBOR = Stockholm Interbank Offered Rate
TIIE = Equilibrium Interbank Interest Rate
USD/$ = U.S. dollars
ZAR = South African rand

See Notes to Financial Statements

12	American Funds Strategic Bond Fund

Financial statements

Statement of assets and liabilities at June 30, 2018	unaudited
(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $605,532)		$593,089
Cash		8,237
Cash denominated in currencies other than U.S. dollars (cost: $3,447)		3,472
Unrealized appreciation on open forward currency contracts		1,331
Receivables for:
Sales of investments	$96,288
Sales of fund’s shares	1,055
Closed forward currency contracts	99
Variation margin on futures contracts	37
Variation margin on swap contracts	1,278
Interest	4,096
Other	14	102,867
		708,996
Liabilities:
Unrealized depreciation on open forward currency contracts		866
Payables for:
Purchases of investments	103,784
Repurchases of fund’s shares	1,385
Closed forward currency contracts	117
Investment advisory services	268
Services provided by related parties	111
Trustees’ deferred compensation	1
Variation margin on futures contracts	31
Variation margin on swap contracts	1,501
Other	152	107,350
Net assets at June 30, 2018		$600,780

Net assets consist of:
Capital paid in on shares of beneficial interest		$614,818
Undistributed net investment income		3,970
Accumulated net realized loss		(2,806)
Net unrealized depreciation		(15,202)
Net assets at June 30, 2018		$600,780

See Notes to Financial Statements

American Funds Strategic Bond Fund	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (60,336 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$413,259	41,497	$9.96
Class C	20,732	2,088	9.93
Class T	10	1	9.96
Class F-1	9,756	980	9.95
Class F-2	67,555	6,782	9.96
Class F-3	25,261	2,538	9.95
Class 529-A	17,488	1,758	9.95
Class 529-C	4,536	457	9.93
Class 529-E	1,166	117	9.95
Class 529-T	10	1	9.96
Class 529-F-1	5,187	521	9.96
Class R-1	521	52	9.94
Class R-2	1,767	178	9.94
Class R-2E	58	6	9.96
Class R-3	2,580	259	9.95
Class R-4	2,322	233	9.95
Class R-5E	105	11	9.96
Class R-5	712	72	9.96
Class R-6	27,755	2,785	9.96

See Notes to Financial Statements

14	American Funds Strategic Bond Fund

Statement of operations for the six months ended June 30, 2018	unaudited
(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $23)		$12,163
Fees and expenses*:
Investment advisory services	$1,624
Distribution services	645
Transfer agent services	278
Administrative services	65
Reports to shareholders	33
Registration statement and prospectus	262
Trustees’ compensation	2
Auditing and legal	1
Custodian	34
Other	64
Total fees and expenses before waivers/reimbursements	3,008
Less waivers/reimbursements of fees and expenses:
Investment advisory services waiver	31
Less miscellaneous reimbursements	36
Total fees and expenses after waivers/reimbursements		2,941
Net investment income		9,222

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(5,128)
Futures contracts	(2,867)
Forward currency contracts	1,365
Swap contracts	4,693
Currency transactions	51	(1,886)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $112)	(16,225)
Futures contracts	1,577
Forward currency contracts	1,077
Swap contracts	(875)
Currency translations	(28)	(14,474)
Net realized loss and unrealized depreciation		(16,360)

Net decrease in net assets resulting from operations		$(7,138)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Funds Strategic Bond Fund	15

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2018*	Year ended December 31, 2017
Operations:
Net investment income	$9,222	$10,281
Net realized (loss) gain	(1,886)	2,952
Net unrealized depreciation	(14,474)	(2,005)
Net (decrease) increase in net assets resulting from operations	(7,138)	11,228

Dividends and distributions paid to shareholders:
Dividends from net investment income	(3,605)	(5,031)
Distributions from net realized gain on investments	—	(5,218)
Return of capital	—	(442)
Total dividends and distributions paid to shareholders	(3,605)	(10,691)

Net capital share transactions	55,173	270,213

Total increase in net assets	44,430	270,750

Net assets:
Beginning of period	556,350	285,600
End of period (including undistributed and distributions in excess of net investment income: $3,970 and $(1,647), respectively)	$600,780	$556,350

*	Unaudited.

See Notes to Financial Statements

16	American Funds Strategic Bond Fund

Notes to financial statements	unaudited

1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Funds Strategic Bond Fund	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

18	American Funds Strategic Bond Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

American Funds Strategic Bond Fund	19

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are

20	American Funds Strategic Bond Fund

based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$276,861	$—	$276,861
U.S. Treasury bonds & notes	—	162,162	—	162,162
Bonds & notes of governments & government agencies outside the U.S.	—	53,420	—	53,420
Municipals	—	12,810	—	12,810
Asset-backed obligations	—	5,587	—	5,587
Mortgage-backed obligations	—	5,181	—	5,181
Short-term securities	—	77,068	—	77,068
Total	$—	$593,089	$—	$593,089

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$507	$—	$—	$507
Unrealized appreciation on open forward currency contracts	—	1,331	—	1,331
Unrealized appreciation on interest rate swaps	—	23,472	—	23,472
Unrealized appreciation on credit default swaps	—	1,495	—	1,495
Liabilities:
Unrealized depreciation on futures contracts	(80)	—	—	(80)
Unrealized depreciation on open forward currency contracts	—	(866)	—	(866)
Unrealized depreciation on interest rate swaps	—	(28,545)	—	(28,545)
Total	$427	$(3,113)	$—	$(2,686)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Strategic Bond Fund	21

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher

22	American Funds Strategic Bond Fund

quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the

American Funds Strategic Bond Fund	23

fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

24	American Funds Strategic Bond Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Strategic Bond Fund	25

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $657,400,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to

26	American Funds Strategic Bond Fund

manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $142,325,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $12,711,095,000.

American Funds Strategic Bond Fund	27

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $288,697,000.

28	American Funds Strategic Bond Fund

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$507	Unrealized depreciation*	$80
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,331	Unrealized depreciation on open forward currency contracts	866
Forward currency	Currency	Receivables for closed forward currency contracts	99	Payables for closed forward currency contracts	117
Swaps	Interest	Unrealized appreciation*	23,472	Unrealized depreciation*	28,545
Swaps	Credit	Unrealized appreciation*	1,495	Unrealized depreciation*	—
			$26,980		$29,692

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(2,867)	Net unrealized appreciation on futures contracts	$1,577
Forward currency	Currency	Net realized gain on forward currency contracts	1,365	Net unrealized appreciation on forward currency contracts	1,077
Swaps	Interest	Net realized gain on swap contracts	5,001	Net unrealized depreciation on swap contracts	(2,705)
Swaps	Credit	Net realized loss on swap contracts	(308)	Net unrealized appreciation on swap contracts	1,830
			$3,191		$1,779

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation

American Funds Strategic Bond Fund	29

margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2018, if close-out netting was exercised (dollars in thousands):

	Gross amounts	Gross amounts not offset in the statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$82	$(82)	$—	$—	$—
Bank of New York Mellon	59	(59)	—	—	—
Citibank	283	(117)	—	—	166
Goldman Sachs	329	(327)	—	—	2
JPMorgan Chase	677	(8)	(517)	—	152
Total	$1,430	$(593)	$(517)	$—	$320
Liabilities:
Bank of America, N.A.	$356	$(82)	$—	$—	$274
Bank of New York Mellon	73	(59)	—	—	14
Citibank	117	(117)	—	—	—
Goldman Sachs	327	(327)	—	—	—
JPMorgan Chase	8	(8)	—	—	—
Morgan Stanley	102	—	—	—	102
Total	$983	$(593)	$—	$—	$390

*	Non-cash collateral is shown on a settlement basis.

30	American Funds Strategic Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Distributions in excess of ordinary income	$442
Late year loss deferral*	(3,220)
Post-October capital loss deferral*	(1,636)

*	These deferrals are considered incurred in the subsequent year.

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As of June 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$30,343
Gross unrealized depreciation on investments	(45,806)
Net unrealized depreciation on investments	(15,463)
Cost of investments	616,551

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended June 30, 2018					Year ended December 31, 2017
Share class	Ordinary income[1]		Long-term capital gains	Total paid		Ordinary income		Long-term capital gains	Return of capital		Total paid
Class A	$2,465		$—	$2,465		$6,933		$—	$298		$7,231
Class B2						—		—	—		—
Class C	43		—	43		286		—	11		297
Class T3	—	[4]	—	—	[4]	—	[4]	—	—	[4]	—	[4]
Class F-1	54		—	54		184		—	8		192
Class F-2	476		—	476		1,343		—	58		1,401
Class F-3[5]	184		—	184		432		—	21		453
Class 529-A	97		—	97		223		—	10		233
Class 529-B2						—	[4]	—	—		—	[4]
Class 529-C	9		—	9		47		—	2		49
Class 529-E	5		—	5		12		—	—	[4]	12
Class 529-T3	—	[4]	—	—	[4]	—	[4]	—	—	[4]	—	[4]
Class 529-F-1	32		—	32		80		—	3		83
Class R-1	2		—	2		3		—	—	[4]	3
Class R-2	4		—	4		14		—	1		15
Class R-2E	—	[4]	—	—	[4]	—	[4]	—	—	[4]	—	[4]
Class R-3	11		—	11		29		—	2		31
Class R-4	13		—	13		36		—	1		37
Class R-5E	1		—	1		—	[4]	—	—	[4]	—	[4]
Class R-5	5		—	5		11		—	1		12
Class R-6	204		—	204		616		—	26		642
Total	$3,605		$—	$3,605		$10,249		$—	$442		$10,691

[1]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2018.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Amount less than one thousand.
[5]	Class F-3 shares began investment operations on January 27, 2017.

32	American Funds Strategic Bond Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on an annual rate of 0.570% of average daily net assets. On March 5, 2018, the fund’s board of trustees approved an amended investment advisory and services agreement effective May 1, 2018, decreasing the annual rates to 0.420%, 0.350% and 0.310% on average daily net assets in excess of $500 million, $1 billion and $1.5 billion, respectively. CRMC voluntarily reduced investment advisory services fees to the approved rates in advance of the effective date. For the six months ended June 30, 2018, total investment advisory services fees waived by CRMC were $31,000. As a result, the fee of $1,624,000 shown on the statement of operations, which was equivalent to an annualized rate of 0.562% of average daily net assets, was reduced to $1,593,000, which was equivalent to an annualized rate of 0.551% of average daily net assets.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended June 30, 2018, total fees and expenses reimbursed by CRMC were $36,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have

American Funds Strategic Bond Fund	33

entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

34	American Funds Strategic Bond Fund

For the six months ended June 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution		Transfer agent		Administrative		529 plan
Share class	services		services		services		services
Class A	$473		$210		$20		Not applicable
Class C	105		11		5		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	13		7		3		Not applicable
Class F-2	Not applicable		30		16		Not applicable
Class F-3	Not applicable		2		6		Not applicable
Class 529-A	16		7		4		$5
Class 529-C	21		2		1		1
Class 529-E	3		—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		2		1		2
Class R-1	1		—	*	—	*	Not applicable
Class R-2	5		2		—	*	Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	5		1		1		Not applicable
Class R-4	3		1		1		Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		3		7		Not applicable
Total class-specific expenses	$645		$278		$65		$8

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,000 in the fund’s statement of operations reflects $2,000 in current fees (either paid in cash or deferred) and a net increase of less than $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Strategic Bond Fund	35

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2018.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net increase
	Sales[1]		dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018

Class A	$82,122	8,205	$2,231		224		$(41,609)	(4,165)	$42,744	4,264
Class C	4,627	464	42		4		(5,451)	(547)	(782)	(79)
Class T	—	—	—		—		—	—	—	—
Class F-1	2,719	272	54		5		(3,250)	(326)	(477)	(49)
Class F-2	21,532	2,155	475		47		(19,733)	(1,970)	2,274	232
Class F-3	5,338	534	158		16		(2,707)	(271)	2,789	279
Class 529-A	5,419	543	97		10		(1,602)	(161)	3,914	392
Class 529-C	1,300	131	9		1		(550)	(55)	759	77
Class 529-E	473	47	5		1		(38)	(4)	440	44
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	1,841	185	31		3		(681)	(68)	1,191	120
Class R-1	328	33	2		—	[2]	— [2]	— [2]	330	33
Class R-2	851	85	4		1		(325)	(33)	530	53
Class R-2E	32	3	—	[2]	—	[2]	—	—	32	3
Class R-3	763	77	11		1		(97)	(10)	677	68
Class R-4	680	68	13		1		(280)	(28)	413	41
Class R-5E	86	9	—	[2]	—	[2]	(6)	(1)	80	8
Class R-5	266	26	5		1		(149)	(14)	122	13
Class R-6	33	3	204		20		(100)	(10)	137	13
Total net increase (decrease)	$128,410	12,840	$3,341		335		$(76,578)	(7,663)	$55,173	5,512

36	American Funds Strategic Bond Fund

					Reinvestments of
					dividends and						Net increase
	Sales[1]				distributions				Repurchases[1]		(decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class A	$233,716		22,805		$6,334		622		$(60,137)	(5,855)	$179,913	17,572
Class B3	1		—	[2]	—		—		(49)	(5)	(48)	(5)
Class C	16,641		1,630		294		29		(5,725)	(560)	11,210	1,099
Class T4	10		1		—		—		—	—	10	1
Class F-1	9,900		966		192		19		(2,907)	(283)	7,185	702
Class F-2	51,107		4,988		1,391		137		(27,717)	(2,717)	24,781	2,408
Class F-3[5]	24,797		2,429		401		39		(2,157)	(209)	23,041	2,259
Class 529-A	11,410		1,113		233		23		(1,488)	(145)	10,155	991
Class 529-B3	—		—		—	[2]	—	[2]	(17)	(2)	(17)	(2)
Class 529-C	3,746		366		49		5		(1,488)	(145)	2,307	226
Class 529-E	550		54		12		1		(27)	(3)	535	52
Class 529-T4	10		1		—	[2]	—	[2]	—	—	10	1
Class 529-F-1	2,267		223		83		8		(306)	(30)	2,044	201
Class R-1	148		15		2		—	[2]	(82)	(9)	68	6
Class R-2	1,107		108		14		2		(347)	(33)	774	77
Class R-2E	—	[2]	—	[2]	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-3	2,008		196		31		3		(171)	(17)	1,868	182
Class R-4	1,349		131		36		4		(203)	(20)	1,182	115
Class R-5E	—		—		—		—		—	—	—	—
Class R-5	574		55		11		1		— [2]	— [2]	585	56
Class R-6	4,040		392		642		63		(72)	(6)	4,610	449
Total net increase (decrease)	$363,381		35,473		$9,725		956		$(102,893)	(10,039)	$270,213	26,390

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $414,357,000 and $397,533,000, respectively, during the period ended June 30, 2018.

American Funds Strategic Bond Fund	37

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/18[4,5]	$10.15	$.16	$(.29)	$(.13)
12/31/17	10.05	.24	.08	.32
12/31/16[4,8]	10.00	.15	.05	.20
Class C:
6/30/18[4,5]	10.12	.12	(.29)	(.17)
12/31/17	10.02	.17	.07	.24
12/31/16[4,8]	10.00	.07	.06	.13
Class T:
6/30/18[4,5]	10.15	.17	(.29)	(.12)
12/31/17[4,11]	10.16	.20	— [12]	.20
Class F-1:
6/30/18[4,5]	10.14	.15	(.29)	(.14)
12/31/17	10.04	.24	.07	.31
12/31/16[4,8]	10.00	.14	.05	.19
Class F-2:
6/30/18[4,5]	10.15	.17	(.29)	(.12)
12/31/17	10.04	.27	.08	.35
12/31/16[4,8]	10.00	.15	.06	.21
Class F-3:
6/30/18[4,5]	10.14	.17	(.29)	(.12)
12/31/17[4,13]	10.10	.27	.02	.29

38	American Funds Strategic Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[2]		Ratio of net income to average net assets[2]

$(.06)	$—	$—	$(.06)	$9.96	(1.38)%[6]		$413		1.05%[7]		1.03%[7]		3.18%[7]
(.11)	(.10)	(.01)	(.22)	10.15	3.23		378		1.09		1.02		2.38
(.05)	(.10)	—	(.15)	10.05	1.87	[6,9]	197		1.03	[7,9]	1.02	[7,9]	1.89	[7,9]

(.02)	—	—	(.02)	9.93	(1.68)[6]		21		1.85	[7]	1.83	[7]	2.36	[7]
(.03)	(.10)	(.01)	(.14)	10.12	2.42		22		1.84		1.77		1.63
(.01)	(.10)	—	(.11)	10.02	1.32	[6]	11		1.78	[7]	1.77	[7]	.84	[7]

(.07)	—	—	(.07)	9.96	(1.19)[6,9]		—	[10]	.86	[7,9]	.83	[7,9]	3.37	[7,9]
(.10)	(.10)	(.01)	(.21)	10.15	1.99	[6,9]	—	[10]	.79	[7,9]	.71	[7,9]	2.71	[7,9]

(.05)	—	—	(.05)	9.95	(1.33)[6]		10		1.13	[7]	1.11	[7]	3.08	[7]
(.10)	(.10)	(.01)	(.21)	10.14	3.11		10		1.12		1.05		2.37
(.05)	(.10)	—	(.15)	10.04	1.87	[6]	3		1.06	[7]	1.05	[7]	1.73	[7]

(.07)	—	—	(.07)	9.96	(1.18)[6]		68		.84	[7]	.82	[7]	3.40	[7]
(.13)	(.10)	(.01)	(.24)	10.15	3.47		66		.85		.79		2.61
(.07)	(.10)	—	(.17)	10.04	2.03	[6]	42		.80	[7]	.79	[7]	1.80	[7]

(.07)	—	—	(.07)	9.95	(1.14)[6]		25		.76	[7]	.73	[7]	3.47	[7]
(.14)	(.10)	(.01)	(.25)	10.14	2.85	[6]	23		.70	[7]	.62	[7]	2.81	[7]

See end of table for footnotes.

American Funds Strategic Bond Fund	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/18[4,5]	$10.14	$.16	$(.29)	$(.13)
12/31/17	10.04	.24	.07	.31
12/31/16[4,8]	10.00	.12	.07	.19
Class 529-C:
6/30/18[4,5]	10.12	.12	(.29)	(.17)
12/31/17	10.02	.16	.08	.24
12/31/16[4,8]	10.00	.05	.09	.14
Class 529-E:
6/30/18[4,5]	10.15	.14	(.29)	(.15)
12/31/17	10.04	.22	.08	.30
12/31/16[4,8]	10.00	.15	.02	.17
Class 529-T:
6/30/18[4,5]	10.15	.16	(.28)	(.12)
12/31/17[4,11]	10.16	.20	— [12]	.20
Class 529-F-1:
6/30/18[4,5]	10.15	.16	(.28)	(.12)
12/31/17	10.04	.26	.08	.34
12/31/16[4,8]	10.00	.12	.08	.20
Class R-1:
6/30/18[4,5]	10.15	.13	(.30)	(.17)
12/31/17	10.05	.18	.08	.26
12/31/16[4,8]	10.00	.19	.02	.21

40	American Funds Strategic Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[2]		Ratio of net income to average net assets[2]

$(.06)	$—	$—	$(.06)	$9.95	(1.41)%[6]		$17		1.10%[7]		1.08%[7]		3.15%[7]
(.10)	(.10)	(.01)	(.21)	10.14	3.05		14		1.19		1.12		2.30
(.05)	(.10)	—	(.15)	10.04	1.83	[6]	4		1.16	[7]	1.15	[7]	1.48	[7]

(.02)	—	—	(.02)	9.93	(1.78)[6]		5		1.91	[7]	1.88	[7]	2.34	[7]
(.03)	(.10)	(.01)	(.14)	10.12	2.35		4		1.90		1.83		1.58
(.02)	(.10)	—	(.12)	10.02	1.32	[6]	2		1.82	[7]	1.81	[7]	.63	[7]

(.05)	—	—	(.05)	9.95	(1.51)[6]		1		1.34	[7]	1.31	[7]	2.92	[7]
(.08)	(.10)	(.01)	(.19)	10.15	3.02		1		1.32		1.24		2.18
(.03)	(.10)	—	(.13)	10.04	1.72	[6,9]	—	[10]	1.21	[7,9]	1.20	[7,9]	1.86	[7,9]

(.07)	—	—	(.07)	9.96	(1.22)[6,9]		—	[10]	.92	[7,9]	.89	[7,9]	3.31	[7,9]
(.10)	(.10)	(.01)	(.21)	10.15	1.95	[6,9]	—	[10]	.84	[7,9]	.76	[7,9]	2.66	[7,9]

(.07)	—	—	(.07)	9.96	(1.31)[6]		5		.90	[7]	.88	[7]	3.33	[7]
(.12)	(.10)	(.01)	(.23)	10.15	3.41		4		.91		.85		2.55
(.06)	(.10)	—	(.16)	10.04	2.00	[6]	2		.85	[7]	.84	[7]	1.47	[7]

(.04)	—	—	(.04)	9.94	(1.70)[6,9]		—	[10]	1.76	[7,9]	1.72	[7,9]	2.66	[7,9]
(.05)	(.10)	(.01)	(.16)	10.15	2.57	[9]	—	[10]	1.71	[9]	1.64	[9]	1.79	[9]
(.06)	(.10)	—	(.16)	10.05	2.09	[6,9]	—	[10]	.82	[7,9]	.82	[7,9]	2.40	[7,9]

See end of table for footnotes.

American Funds Strategic Bond Fund	41

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/18[4,5]	$10.13	$.12	$(.29)	$(.17)
12/31/17	10.03	.19	.07	.26
12/31/16[4,8]	10.00	.08	.09	.17
Class R-2E:
6/30/18[4,5]	10.15	.16	(.29)	(.13)
12/31/17	10.05	.27	.08	.35
12/31/16[4,8]	10.00	.20	.01	.21
Class R-3:
6/30/18[4,5]	10.14	.14	(.28)	(.14)
12/31/17	10.05	.23	.06	.29
12/31/16[4,8]	10.00	.13	.07	.20
Class R-4:
6/30/18[4,5]	10.15	.16	(.30)	(.14)
12/31/17	10.04	.25	.08	.33
12/31/16[4,8]	10.00	.01	.19	.20
Class R-5E:
6/30/18[4,5]	10.16	.18	(.31)	(.13)
12/31/17	10.05	.28	.08	.36
12/31/16[4,8]	10.00	.20	.01	.21
Class R-5:
6/30/18[4,5]	10.15	.17	(.29)	(.12)
12/31/17	10.05	.28	.06	.34
12/31/16[4,8]	10.00	.20	.01	.21

42	American Funds Strategic Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[2]		Ratio of net income to average net assets[2]

$(.02)	$—	$—	$(.02)	$9.94	(1.63)%[6]		$2		1.75%[7]		1.73%[7]		2.50%[7]
(.05)	(.10)	(.01)	(.16)	10.13	2.59		1		1.65		1.58		1.82
(.04)	(.10)	—	(.14)	10.03	1.63	[6]	—	[10]	1.47	[7]	1.46	[7]	.94	[7]

(.06)	—	—	(.06)	9.96	(1.29)[6,9]		—	[10]	1.22	[7,9]	1.18	[7,9]	3.25	[7,9]
(.14)	(.10)	(.01)	(.25)	10.15	3.43	[9]	—	[10]	.87	[9]	.71	[9]	2.67	[9]
(.06)	(.10)	—	(.16)	10.05	2.10	[6,9]	—	[10]	.79	[7,9]	.78	[7,9]	2.43	[7,9]

(.05)	—	—	(.05)	9.95	(1.51)[6]		3		1.35	[7]	1.33	[7]	2.92	[7]
(.09)	(.10)	(.01)	(.20)	10.14	2.98		2		1.33		1.24		2.23
(.05)	(.10)	—	(.15)	10.05	1.83	[6,9]	—	[10]	1.09	[7,9]	1.08	[7,9]	1.57	[7,9]

(.06)	—	—	(.06)	9.95	(1.39)[6]		2		1.08	[7]	1.06	[7]	3.18	[7]
(.11)	(.10)	(.01)	(.22)	10.15	3.26		2		1.06		.99		2.42
(.06)	(.10)	—	(.16)	10.04	1.94	[6]	1		1.01	[7]	1.00	[7]	.18	[7]

(.07)	—	—	(.07)	9.96	(1.25)[6]		—	[10]	.81	[7]	.78	[7]	3.65	[7]
(.14)	(.10)	(.01)	(.25)	10.16	3.54		—	[10]	.85		.70		2.68
(.06)	(.10)	—	(.16)	10.05	2.10	[6]	—	[10]	.78	[7]	.78	[7]	2.43	[7]

(.07)	—	—	(.07)	9.96	(1.16)[6]		1		.81	[7]	.78	[7]	3.42	[7]
(.13)	(.10)	(.01)	(.24)	10.15	3.41		1		.76		.68		2.74
(.06)	(.10)	—	(.16)	10.05	2.09	[6]	—	[10]	.78	[7]	.78	[7]	2.43	[7]

See end of table for footnotes.

American Funds Strategic Bond Fund	43

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/18[4,5]	$10.15	$.17	$(.29)	$(.12)
12/31/17	10.05	.28	.07	.35
12/31/16[4,8]	10.00	.07	.15	.22

	Six months ended June 30, 2018[4,5,6]	Year ended December 31, 2017	For the period 3/18/2016 to 12/31/2016[4,6,8]
Portfolio turnover rate for all share classes	185%	428%	539%

See Notes to Financial Statements

44	American Funds Strategic Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[2]		Ratio of net income to average net assets[2]

$(.07)	$—	$—	$(.07)	$9.96	(1.14)%[6]		$28	.76%[7]		.74%[7]		3.45%[7]
(.14)	(.10)	(.01)	(.25)	10.15	3.46		28	.75		.69		2.70
(.07)	(.10)	—	(.17)	10.05	2.16	[6]	23	.72	[7]	.71	[7]	.89	[7]

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of other fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	For the period March 18, 2016, commencement of operations, through June 30, 2018.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Amount less than $.01.
[13]	Class F-3 shares began investment operations on January 27, 2017.

American Funds Strategic Bond Fund	45

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2018, through June 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	American Funds Strategic Bond Fund

	Beginning account value 1/1/2018	Ending account value 6/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$986.22	$5.07	1.03%
Class A – assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class C – actual return	1,000.00	983.25	9.00	1.83
Class C – assumed 5% return	1,000.00	1,015.72	9.15	1.83
Class T – actual return	1,000.00	988.09	4.09	.83
Class T – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class F-1 – actual return	1,000.00	986.67	5.47	1.11
Class F-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11
Class F-2 – actual return	1,000.00	988.22	4.04	.82
Class F-2 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class F-3 – actual return	1,000.00	988.59	3.60	.73
Class F-3 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 529-A – actual return	1,000.00	985.93	5.32	1.08
Class 529-A – assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class 529-C – actual return	1,000.00	982.23	9.24	1.88
Class 529-C – assumed 5% return	1,000.00	1,015.47	9.39	1.88
Class 529-E – actual return	1,000.00	984.90	6.45	1.31
Class 529-E – assumed 5% return	1,000.00	1,018.30	6.56	1.31
Class 529-T – actual return	1,000.00	987.83	4.39	.89
Class 529-T – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 529-F-1 – actual return	1,000.00	986.90	4.34	.88
Class 529-F-1 – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class R-1 – actual return	1,000.00	982.97	8.46	1.72
Class R-1 – assumed 5% return	1,000.00	1,016.27	8.60	1.72
Class R-2 – actual return	1,000.00	983.70	8.51	1.73
Class R-2 – assumed 5% return	1,000.00	1,016.22	8.65	1.73
Class R-2E – actual return	1,000.00	987.08	5.81	1.18
Class R-2E – assumed 5% return	1,000.00	1,018.94	5.91	1.18
Class R-3 – actual return	1,000.00	984.87	6.55	1.33
Class R-3 – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class R-4 – actual return	1,000.00	986.08	5.22	1.06
Class R-4 – assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class R-5E – actual return	1,000.00	987.53	3.84	.78
Class R-5E – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class R-5 – actual return	1,000.00	988.36	3.85	.78
Class R-5 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class R-6 – actual return	1,000.00	988.56	3.65	.74
Class R-6 – assumed 5% return	1,000.00	1,021.12	3.71	.74

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Strategic Bond Fund	47

Approval of Investment Advisory and Service Agreement

American Funds Strategic Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for another one-year term through April 30, 2019. The agreement was amended to add additional advisory fee breakpoints if and when the fund’s net assets exceed $500 million, $1 billion and $1.5 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services that would be provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC would benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing maximum total return consistent with preservation of capital. They compared the fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s

48	American Funds Strategic Bond Fund

investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Core Plus Bond Funds Average, the Lipper Multi-Sector Income Funds Average and the Bloomberg Barclays U.S. Aggregate Index. They noted the fund’s short history and reviewed the results for the one-year and lifetime periods. They noted that the investment results of the fund were lower than the results of the Lipper indexes, but higher than the Bloomberg Barclays U.S. Aggregate Index over all periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund compared to those of other relevant funds. They observed that the fund’s advisory fees and expenses were higher than those of other similar funds included in the Lipper Average. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase, as well as CRMC’s agreement to additional breakpoints in the Fund’s advisory fee schedule. They noted that the fund was smaller than many of the funds in the peer group. In addition, the board reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

American Funds Strategic Bond Fund	49

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

50	American Funds Strategic Bond Fund

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American Funds Strategic Bond Fund	51

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	American Funds Strategic Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2018, portfolio of American Funds Strategic Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Strategic Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Strategic Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Strategic Bond FundSM
Investment portfolio
June 30, 2018
unaudited
Bonds, notes & other debt instruments 85.89% Corporate bonds & notes 46.09% Health care 8.12%	Principal amount (000)	Value (000)
Allergan Funding SCS 4.85% 2044	$950	$919
Allergan PLC 3.80% 2025	1,800	1,750
Anthem, Inc. 3.65% 2027	5,300	5,028
Bayer US Finance II LLC 4.25% 2025[1]	2,222	2,238
Bayer US Finance II LLC 4.375% 2028[1]	3,560	3,573
Cardinal Health, Inc. 4.368% 2047	1,310	1,158
Concordia Healthcare Corp. 9.00% 2022[1]	625	563
Concordia Healthcare Corp. 9.50% 2022[1,2]	575	36
CVS Health Corp. 4.30% 2028	9,015	8,906
CVS Health Corp. 4.78% 2038	2,245	2,226
GlaxoSmithKline PLC 3.875% 2028	1,449	1,462
IMS Health Holdings, Inc. 5.00% 2026[1]	1,400	1,368
Kinetic Concepts, Inc. 12.50% 2021[1]	365	405
Shire PLC 2.40% 2021	2,592	2,483
Shire PLC 2.875% 2023	1,713	1,613
Shire PLC 3.20% 2026	1,885	1,730
Teva Pharmaceutical Finance Company BV 2.80% 2023	3,690	3,190
Teva Pharmaceutical Finance Company BV 6.00% 2024	5,710	5,709
Teva Pharmaceutical Finance Company BV 4.10% 2046	1,365	978
Valeant Pharmaceuticals International, Inc. 7.50% 2021[1]	575	585
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	2,080	2,166
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	700	712
		48,798
Energy 7.78%
Anadarko Petroleum Corp. 5.55% 2026	1,205	1,293
Andeavor Logistics LP 4.25% 2027	1,486	1,432
Baker Hughes, a GE Co. 3.337% 2027	2,750	2,561
Baker Hughes, a GE Co. 4.08% 2047	915	819
Canadian Natural Resources Ltd. 2.95% 2023	325	314
Canadian Natural Resources Ltd. 4.95% 2047	385	399
Cenovus Energy Inc. 4.25% 2027	250	241
Cenovus Energy Inc. 5.25% 2037	523	515
Cenovus Energy Inc. 5.40% 2047	364	357
Concho Resources Inc. 4.30% 2028	3,495	3,497
Concho Resources Inc. 4.85% 2048	819	833
Enbridge Energy Partners, LP 5.875% 2025	155	169
Enbridge Energy Partners, LP 7.375% 2045	905	1,154
Energy Transfer Partners, LP 4.75% 2026	710	704
Energy Transfer Partners, LP 4.20% 2027	91	86
Energy Transfer Partners, LP 4.95% 2028	118	118
Energy Transfer Partners, LP 6.125% 2045	470	471
Energy Transfer Partners, LP 5.30% 2047	647	594
Energy Transfer Partners, LP 5.40% 2047	2,190	2,015
Energy Transfer Partners, LP 6.00% 2048	352	352
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)[3]	2,700	2,469
American Funds Strategic Bond Fund — Page 1 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EnLink Midstream Partners, LP 4.85% 2026	$400	$380
EnLink Midstream Partners, LP 5.45% 2047	610	514
EQT Corp. 3.90% 2027	2,500	2,337
Kinder Morgan, Inc. 5.55% 2045	1,200	1,216
Marathon Oil Corp. 4.40% 2027	1,175	1,181
MPLX LP 4.70% 2048	2,030	1,891
Neptune Energy Group Holdings Ltd. 6.625% 2025[1]	1,475	1,438
NGL Energy Partners LP 6.875% 2021	475	483
Petrobras Global Finance Co. 7.375% 2027	885	886
Petrobras Global Finance Co. 5.999% 2028[1]	2,175	1,972
Petrobras Global Finance Co. 5.75% 2029	1,595	1,405
Petrobras Global Finance Co. 7.25% 2044	300	279
Petróleos Mexicanos 5.35% 2028[1]	1,760	1,670
Petróleos Mexicanos 6.75% 2047	685	653
Phillips 66 3.90% 2028	1,500	1,466
Phillips 66 Partners LP 4.90% 2046	225	216
QEP Resources, Inc. 5.625% 2026	350	336
Range Resources Corp. 4.875% 2025	240	226
Schlumberger BV 4.00% 2025[1]	500	499
Southwestern Energy Co. 6.45% 2025 (6.20% on 7/23/2018)[3]	615	604
Teekay Corp. 8.50% 2020	1,000	1,035
TransCanada PipeLines Ltd. 4.25% 2028	2,685	2,698
Western Gas Partners LP 4.65% 2026	255	251
Western Gas Partners LP 5.30% 2048	2,900	2,672
		46,701
Utilities 5.55%
American Electric Power Co., Inc. 3.20% 2027	1,125	1,053
Centerpoint Energy, Inc. 2.50% 2022	565	543
Consolidated Edison Co. of New York 4.50% 2058	3,430	3,415
Drax Finco PLC 6.625% 2025[1]	3,000	2,992
Duke Energy Corp. 2.65% 2026	953	860
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[3]	475	496
Emera US Finance LP 4.75% 2046	2,325	2,296
Enel Finance International SA 3.625% 2027[1]	1,800	1,649
FirstEnergy Corp. 3.90% 2027	1,283	1,247
FirstEnergy Corp. 3.50% 2028[1]	780	741
Great Plains Energy Inc. 4.20% 2047	850	838
Great Plains Energy Inc. 4.20% 2048	1,475	1,455
Pacific Gas and Electric Co. 2.45% 2022	575	534
Pacific Gas and Electric Co. 3.25% 2023	575	549
Pacific Gas and Electric Co. 2.95% 2026	625	558
Pacific Gas and Electric Co. 3.30% 2027	2,050	1,844
Pacific Gas and Electric Co. 3.75% 2042	141	117
Pacific Gas and Electric Co. 3.95% 2047	525	451
Pennsylvania Electric Co. 3.25% 2028[1]	1,915	1,788
Public Service Enterprise Group Inc. 2.00% 2021	930	885
Public Service Enterprise Group Inc. 2.65% 2022	2,275	2,192
SCANA Corp. 6.25% 2020	675	695
SCANA Corp. 4.75% 2021	1,375	1,390
SCANA Corp. 4.125% 2022	2,100	2,068
South Carolina Electric & Gas Co. 5.45% 2041	1,894	2,054
American Funds Strategic Bond Fund — Page 2 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
South Carolina Electric & Gas Co. 4.35% 2042	$150	$143
South Carolina Electric & Gas Co. 4.10% 2046	550	502
		33,355
Financials 5.00%
American Express Co. 3.00% 2024	2,391	2,284
American International Group, Inc. 4.20% 2028	2,200	2,153
American International Group, Inc. 4.75% 2048	1,100	1,064
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[3]	3,000	2,977
BNP Paribas 3.375% 2025[1]	2,725	2,577
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[3]	3,000	3,019
Danske Bank AS 3.875% 2023[1]	4,000	3,972
Intesa Sanpaolo SpA 4.375% 2048[1]	1,225	956
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[3]	1,395	1,324
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[3]	4,100	3,908
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)[1,3]	4,400	4,323
UniCredit SPA 5.861% 2032[1,3]	1,675	1,496
		30,053
Consumer staples 4.83%
Anheuser-Busch InBev NV 4.60% 2048	2,105	2,072
B&G Foods, Inc. 5.25% 2025	555	524
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.53% 2025[4,5,6]	498	504
British American Tobacco PLC 2.764% 2022[1]	995	955
British American Tobacco PLC 3.222% 2024[1]	2,150	2,038
British American Tobacco PLC 3.557% 2027[1]	1,845	1,719
British American Tobacco PLC 4.39% 2037[1]	2,150	2,022
British American Tobacco PLC 4.54% 2047[1]	2,150	2,014
Church & Dwight Co., Inc. 3.15% 2027	1,500	1,394
Church & Dwight Co., Inc. 3.95% 2047	1,395	1,262
Constellation Brands, Inc. 2.65% 2022	2,090	2,006
Maple Escrow 4.057% 2023[1]	1,280	1,286
Maple Escrow 4.597% 2028[1]	1,118	1,124
Maple Escrow 5.085% 2048[1]	3,518	3,558
Molson Coors Brewing Co. 3.00% 2026	570	519
Philip Morris International Inc. 4.25% 2044	160	152
Post Holdings, Inc. 5.625% 2028[1]	1,220	1,148
Reynolds American Inc. 5.85% 2045	205	225
Wal-Mart Stores, Inc. 4.05% 2048	4,500	4,515
		29,037
Industrials 3.84%
Beacon Roofing Supply, Inc. 4.875% 2025[1]	2,600	2,418
CSX Corp. 3.80% 2028	4,380	4,274
CSX Corp. 4.30% 2048	1,450	1,386
General Dynamics Corp. 3.75% 2028	1,080	1,091
Hardwoods Acquisition Inc. 7.50% 2021[1]	1,170	1,091
Northrop Grumman Corp. 3.25% 2028	3,485	3,286
Pisces Parent, LLC 8.00% 2026[1]	1,740	1,682
Republic Services, Inc. 3.375% 2027	3,325	3,156
Union Pacific Corp. 3.95% 2028	1,666	1,677
American Funds Strategic Bond Fund — Page 3 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 4.50% 2048	$590	$598
United Technologies Corp. 3.125% 2027	2,600	2,419
		23,078
Consumer discretionary 3.53%
Amazon.com, Inc. 4.05% 2047	540	530
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	1,800	1,685
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	1,410	1,322
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	930	903
Comcast Corp. 3.15% 2028	1,800	1,666
Ford Motor Co. 5.291% 2046	1,945	1,811
Limited Brands, Inc. 5.25% 2028	1,450	1,290
Live Nation Entertainment, Inc. 5.625% 2026[1]	2,550	2,537
McDonald’s Corp. 4.45% 2047	1,070	1,066
Neiman Marcus Group LTD Inc. 9.50% 2021 (100% PIK)[1,7]	1,571	1,053
Netflix, Inc. 5.875% 2028[1]	3,450	3,501
Petsmart, Inc. 7.125% 2023[1]	1,125	761
Petsmart, Inc. 8.875% 2025[1]	625	414
S.A.C.I. Falabella 3.75% 2027[1]	1,885	1,746
Sirius XM Radio Inc. 5.00% 2027[1]	950	891
		21,176
Materials 3.37%
Consolidated Energy Finance SA 6.50% 2026[1]	1,835	1,819
First Quantum Minerals Ltd. 6.50% 2024[1]	2,450	2,370
First Quantum Minerals Ltd. 7.50% 2025[1]	625	619
First Quantum Minerals Ltd. 6.875% 2026[1]	800	768
Hexion Inc. 10.375% 2022[1]	1,090	1,074
LSB Industries, Inc. 9.625% 2023[1]	930	941
Mosaic Co. 4.05% 2027	1,085	1,039
Nova Chemicals Corp. 5.25% 2027[1]	1,750	1,635
Olin Corp. 5.125% 2027	425	414
Platform Specialty Products Corp. 5.875% 2025[1]	2,950	2,887
Sherwin-Williams Co. 2.75% 2022	500	484
Sherwin-Williams Co. 3.125% 2024	295	282
Sherwin-Williams Co. 3.45% 2027	3,680	3,480
Sherwin-Williams Co. 4.50% 2047	465	445
Tronox Ltd. 5.75% 2025[1]	300	292
Tronox Ltd. 6.50% 2026[1]	1,100	1,096
Warrior Met Coal, Inc. 8.00% 2024[1]	600	621
		20,266
Information technology 2.44%
Analog Devices, Inc. 3.125% 2023	1,045	1,016
Analog Devices, Inc. 3.50% 2026	890	850
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.355% 2021[4,5,6]	1,389	1,319
BMC Software, Inc. 8.125% 2021[1]	1,745	1,786
Broadcom Ltd. 3.625% 2024	1,745	1,691
Broadcom Ltd. 3.875% 2027	2,170	2,055
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.844% 2025[4,5,6]	275	277
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.608% 2024[4,5,6]	300	311
American Funds Strategic Bond Fund — Page 4 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
salesforce.com, inc. 3.70% 2028	$4,500	$4,472
Unisys Corp. 10.75% 2022[1]	800	900
		14,677
Telecommunication services 1.30%
Inmarsat PLC 6.50% 2024[1]	2,000	2,010
Verizon Communications Inc. 4.50% 2033	2,250	2,186
Vodafone Group PLC 4.375% 2028	2,400	2,373
Vodafone Group PLC 5.25% 2048	1,200	1,202
		7,771
Real estate 0.33%
Iron Mountain Inc. 4.875% 2027[1]	535	496
Iron Mountain Inc. 5.25% 2028[1]	915	851
iStar Inc. 4.625% 2020	610	602
		1,949
Total corporate bonds & notes		276,861
U.S. Treasury bonds & notes 26.99% U.S. Treasury inflation-protected securities 17.15%
U.S. Treasury Inflation-Protected Security 0.125% 2023[8]	1,954	1,910
U.S. Treasury Inflation-Protected Security 0.25% 2025[8,9]	2,433	2,367
U.S. Treasury Inflation-Protected Security 0.375% 2025[8]	25,535	25,091
U.S. Treasury Inflation-Protected Security 0.125% 2026[8,9]	9,981	9,564
U.S. Treasury Inflation-Protected Security 0.625% 2026[8]	1,160	1,154
U.S. Treasury Inflation-Protected Security 0.375% 2027[8]	10,241	9,965
U.S. Treasury Inflation-Protected Security 0.50% 2028[8]	11,958	9,937
U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	2,974	3,766
U.S. Treasury Inflation-Protected Security 1.00% 2046[8]	1,681	1,731
U.S. Treasury Inflation-Protected Security 0.875% 2047[8,9]	27,086	27,067
U.S. Treasury Inflation-Protected Security 1.00% 2048[8,9]	12,622	10,490
		103,042
U.S. Treasury 9.84%
U.S. Treasury 2.625% 2021	9,380	9,380
U.S. Treasury 2.625% 2021	1,373	1,373
U.S. Treasury 2.375% 2023	1	1
U.S. Treasury 2.625% 2023	36,191	36,003
U.S. Treasury 2.00% 2024[9]	931	891
U.S. Treasury 2.875% 2028	11,458	11,472
		59,120
Total U.S. Treasury bonds & notes		162,162
Bonds & notes of governments & government agencies outside the U.S. 8.89%
Argentine Republic 6.875% 2048	3,050	2,312
Brazil (Federative Republic of) 6.00% 2050[8]	BRL3,151	812
Brazil (Federative Republic of) 6.00% 2055[8]	6,901	1,778
India (Republic of) 7.61% 2030	INR367,000	5,147
India (Republic of) 7.88% 2030	333,000	4,774
Italy (Republic of) 2.00% 2028	€4,800	5,296
Japan, Series 20, 0.10% 2025[8]	¥504,000	4,773
Japan, Series 21, 0.10% 2026[8]	2,019,817	19,238
Panama (Republic of) 4.50% 2050[5]	$1,415	1,364
American Funds Strategic Bond Fund — Page 5 of 11

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Portuguese Republic 5.125% 2024	$2,300	$2,388
Portuguese Republic 4.10% 2045	€1,150	1,656
Qatar (State of) 4.50% 2028[1]	$1,060	1,072
Saudi Arabia (Kingdom of) 4.625% 2047[1]	555	519
Saudi Arabia (Kingdom of) 5.00% 2049[1]	965	941
Uruguay (Oriental Republic of) 8.50% 2028	UYU48,975	1,350
		53,420
Municipals 2.13% Illinois 0.94%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$1,875	1,807
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	760	731
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	1,540	1,847
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[5]	1,370	1,299
		5,684
South Carolina 0.59%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	2,085	2,230
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,200	1,306
		3,536
New Jersey 0.42%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,203
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	1,500	810
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	1,000	513
		2,526
New York 0.18%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	750	213
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	2,400	519
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	1,600	332
		1,064
		12,810
Asset-backed obligations 0.93%
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,5]	5,095	5,020
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[1,5]	570	567
		5,587
Mortgage-backed obligations 0.86% Federal agency mortgage-backed obligations 0.86%
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[5]	3,485	3,611
Freddie Mac, Series K077, Class A2, Multi Family, 3.90% 2028	1,520	1,570
Total mortgage-backed obligations		5,181
Total bonds, notes & other debt instruments (cost: $528,482,000)		516,021
Short-term securities 12.83%
Federal Home Loan Bank 1.86% due 7/24/2018	6,000	5,993
Merck & Co. Inc. 1.97% due 8/8/2018[1]	11,700	11,674
Nigerian Treasury Bills 12.86%–13.86% due 10/25/2018–3/14/2019	NGN4,800,000	12,620
American Funds Strategic Bond Fund — Page 6 of 11

unaudited
Short-term securities	Principal amount (000)	Value (000)
Société Générale 1.79% due 7/2/2018[1]	$15,000	$14,998
Swedbank AB 1.85% due 7/2/2018	15,000	14,998
Tennessee Valley Authority 1.88% due 7/17/2018	13,900	13,887
United Overseas Bank Ltd. 2.00% due 7/10/2018[1]	2,900	2,898
Total short-term securities (cost: $77,050,000)		77,068
Total investment securities 98.72% (cost: $605,532,000)		593,089
Other assets less liabilities 1.28%		7,691
Net assets 100.00%		$600,780
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 6/30/2018[11] (000)	Unrealized appreciation (depreciation) at 6/30/2018 (000)
90 Day Euro Dollar Futures	Long	670	March 2021	$167,500	$162,525	$82
5 Year Euro-Bobl Futures	Short	25	September 2018	(2,500)	(3,859)	(20)
5 Year U.S. Treasury Note Futures	Short	667	October 2018	(66,700)	(75,783)	46
10 Year Euro-Bund Futures	Long	107	September 2018	10,700	20,312	9
10 Year U.S. Treasury Note Futures	Long	582	September 2018	58,200	69,949	222
10 Year Ultra U.S. Treasury Note Futures	Long	90	September 2018	9,000	11,541	104
20 Year U.S. Treasury Bond Futures	Short	121	September 2018	(12,100)	(17,545)	44
30 Year Ultra U.S. Treasury Bond Futures	Short	177	September 2018	(17,700)	(28,242)	(60)
						$427
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
USD4,596	SEK40,525	Goldman Sachs	7/9/2018	$68
JPY373,685	USD3,420	Goldman Sachs	7/9/2018	(43)
USD3,730	CAD4,850	JPMorgan Chase	7/10/2018	40
USD2,563	JPY280,000	JPMorgan Chase	7/10/2018	32
USD2,484	JPY271,945	Goldman Sachs	7/10/2018	26
USD4,582	EUR3,900	Citibank	7/10/2018	24
CAD17,982	USD13,938	Goldman Sachs	7/10/2018	(257)
USD1,008	GBP750	Bank of America, N.A.	7/11/2018	17
USD4,106	BRL14,650	JPMorgan Chase	7/12/2018	333
USD5,076	ZAR67,000	Goldman Sachs	7/12/2018	200
USD10,683	INR720,000	JPMorgan Chase	7/12/2018	191
USD1,872	SGD2,500	Goldman Sachs	7/12/2018	36
CLP3,700,000	USD5,884	Bank of America, N.A.	7/12/2018	(221)
MXN22,803	USD1,101	Citibank	7/16/2018	44
USD3,333	GBP2,500	Bank of America, N.A.	7/18/2018	31
GBP600	USD789	Bank of New York Mellon	7/18/2018	3
GBP600	USD790	Bank of New York Mellon	7/18/2018	3
AUD7,709	USD5,808	Morgan Stanley	7/18/2018	(102)
USD2,919	KRW3,145,000	Citibank	7/19/2018	96
USD5,914	COP17,092,000	Citibank	7/19/2018	88
American Funds Strategic Bond Fund — Page 7 of 11

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
EUR4,619	GBP4,050	Bank of New York Mellon	7/25/2018	$53
CAD1,548	USD1,164	JPMorgan Chase	7/25/2018	14
USD1,275	SGD1,730	Citibank	7/25/2018	5
USD2,861	AUD3,875	Bank of America, N.A.	7/25/2018	(7)
GBP4,055	EUR4,625	Bank of New York Mellon	7/25/2018	(53)
USD5,633	EUR4,800	Citibank	7/27/2018	16
JPY728,000	USD6,616	Goldman Sachs	7/30/2018	(26)
MXN30,387	USD1,512	Citibank	7/31/2018	10
USD1,258	SGD1,715	Goldman Sachs	7/31/2018	(1)
USD5,270	GBP4,000	Bank of America, N.A.	7/31/2018	(18)
JPY789,185	USD7,164	Bank of New York Mellon	7/31/2018	(20)
USD17,449	EUR15,000	Bank of America, N.A.	7/31/2018	(110)
USD2,179	KRW2,424,600	JPMorgan Chase	8/3/2018	1
BRL4,326	USD1,119	JPMorgan Chase	8/3/2018	(8)
				$465
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.2975%	3-month Canada BA	7/5/2018	C$265,152	$(10)	$—	$(10)
1.76625%	3-month Canada BA	9/25/2018	122,000	6	—	6
1.9475%	U.S. EFFR	9/26/2018	$3,820,000	67	—	67
1.7725%	3-month Canada BA	9/26/2018	C$122,700	8	—	8
1.882%	U.S. EFFR	9/26/2018	$171,400	(14)	—	(14)
1.8975%	U.S. EFFR	9/26/2018	450,900	(27)	—	(27)
7.48%	28-day MXN-TIIE	1/11/2019	MXN690,000	(140)	—	(140)
7.46%	28-day MXN-TIIE	1/24/2019	390,000	(85)	—	(85)
7.195%	28-day MXN-TIIE	4/15/2019	220,000	(90)	—	(90)
U.S. EFFR	2.385%	5/1/2019	$2,701,565	(151)	—	(151)
7.51%	28-day MXN-TIIE	5/30/2019	MXN410,000	(136)	—	(136)
1.962%	3-month Canada BA	6/27/2019	C$122,000	(68)	—	(68)
3-month USD-LIBOR	1.5655%	8/29/2019	$102,000	1,254	—	1,254
1.726%	3-month USD-LIBOR	10/2/2019	53,000	(615)	—	(615)
1.8185%	3-month USD-LIBOR	10/31/2019	124,000	(1,412)	—	(1,412)
3-month USD-LIBOR	2.159%	1/11/2020	280,000	2,386	—	2,386
1.905%	U.S. EFFR	1/11/2020	280,000	(1,614)	—	(1,614)
(0.223)%	EONIA	2/1/2020	€55,500	117	—	117
(0.122)%	6-month EURIBOR	2/1/2020	56,100	100	—	100
(0.2305)%	EONIA	2/2/2020	109,500	215	—	215
1.997%	U.S. EFFR	2/13/2020	$100	—[12]	—	—[12]
1.8725%	3-month USD-LIBOR	3/20/2020	52,000	(767)	—	(767)
U.S. EFFR	2.19%	3/29/2020	123,700	350	—	350
U.S. EFFR	2.2025%	3/29/2020	124,500	325	—	325
2.5935%	3-month USD-LIBOR	3/29/2020	124,500	(345)	—	(345)
2.577%	3-month USD-LIBOR	3/29/2020	123,700	(378)	—	(378)
U.S. EFFR	2.174%	4/4/2020	65,360	210	—	210
2.5725%	3-month USD-LIBOR	4/4/2020	65,364	(215)	—	(215)
American Funds Strategic Bond Fund — Page 8 of 11

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
U.S. EFFR	2.19%	4/6/2020	$43,300	$127	$—	$127
2.599%	3-month USD-LIBOR	4/6/2020	43,300	(123)	—	(123)
7.14%	28-day MXN-TIIE	4/29/2020	MXN448,450	(393)	—	(393)
7.84%	28-day MXN-TIIE	5/8/2020	216,660	(58)	—	(58)
7.87%	28-day MXN-TIIE	5/8/2020	397,340	(95)	—	(95)
3-month USD-LIBOR	2.674%	5/31/2020	$150,000	285	—	285
2.284%	U.S. EFFR	5/31/2020	150,000	(309)	—	(309)
6.78%	28-day MXN-TIIE	7/6/2020	MXN213,540	(271)	—	(271)
3-month USD-LIBOR	2.465%	2/13/2021	$86,100	839	—	839
2.094%	U.S. EFFR	2/13/2021	85,300	(745)	—	(745)
1.63%	U.S. EFFR	2/22/2022	32,700	(966)	—	(966)
6.99%	28-day MXN-TIIE	6/17/2022	MXN130,000	(206)	—	(206)
2.27403%	3-month USD-LIBOR	12/29/2022	$70,000	(1,783)	—	(1,783)
2.10125%	U.S. EFFR	1/12/2023	36,000	(592)	—	(592)
2.7435%	3-month USD-LIBOR	2/16/2023	48,800	(293)	—	(293)
2.7365%	3-month USD-LIBOR	2/20/2023	49,000	(310)	—	(310)
2.045%	3-month USD-LIBOR	3/24/2023	53,800	(855)	—	(855)
2.715%	3-month USD-LIBOR	4/6/2023	15,000	(111)	—	(111)
2.55%	U.S. EFFR	4/26/2023	50,000	117	—	117
2.5815%	U.S. EFFR	5/25/2023	96,000	354	—	354
3-month USD-LIBOR	2.815%	5/31/2023	180,000	540	—	540
2.437%	U.S. EFFR	5/31/2023	180,000	(547)	—	(547)
1.8875%	3-month USD-LIBOR	6/7/2023	33,600	(622)	—	(622)
1.569%	3-month USD-LIBOR	7/6/2023	40,500	(984)	—	(984)
1.615%	3-month USD-LIBOR	8/18/2023	73,000	(1,689)	—	(1,689)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	(429)	—	(429)
2.031%	3-month USD-LIBOR	1/17/2024	8,700	(383)	—	(383)
3-month USD-LIBOR	2.0955%	2/10/2024	1,700	70	—	70
1.805%	U.S. EFFR	2/21/2024	48,000	(1,746)	—	(1,746)
3-month USD-LIBOR	2.3055%	3/7/2024	16,000	488	—	488
3-month USD-LIBOR	2.013%	6/29/2024	16,500	796	—	796
3-month USD-LIBOR	2.2375%	10/31/2024	8,000	303	—	303
2.8775%	3-month USD-LIBOR	3/23/2025	36,400	(29)	—	(29)
2.524%	3-month USD-LIBOR	4/14/2025	9,000	(168)	—	(168)
2.905%	3-month USD-LIBOR	6/21/2025	48,440	37	—	37
2.354%	3-month USD-LIBOR	9/25/2025	109,600	(2,809)	—	(2,809)
6-month JPY-LIBOR	0.1277%	3/24/2026	¥500,000	25	—	25
6-month JPY-LIBOR	(0.0823)%	7/11/2026	1,200,000	255	—	255
3-month USD-LIBOR	1.6835%	11/2/2026	$3,900	357	—	357
3-month USD-LIBOR	1.688%	11/2/2026	2,100	191	—	191
28-day MXN-TIIE	8.07%	1/1/2027	MXN180,000	(53)	—	(53)
28-day MXN-TIIE	8.135%	1/14/2027	102,000	(51)	—	(51)
3-month USD-LIBOR	2.38%	2/15/2027	$13,100	536	—	536
2.4805%	3-month USD-LIBOR	3/21/2027	27,000	(901)	—	(901)
2.3335%	3-month USD-LIBOR	3/29/2027	25,000	(1,124)	—	(1,124)
2.333%	3-month USD-LIBOR	3/29/2027	30,000	(1,350)	—	(1,350)
28-day MXN-TIIE	7.47%	4/5/2027	MXN60,000	103	—	103
0.8153%	6-month EURIBOR	4/28/2027	€14,500	91	—	91
3-month SEK-STIBOR	1.125%	4/28/2027	SKr138,000	(177)	—	(177)
3-month USD-LIBOR	2.293%	5/3/2027	$5,800	283	—	283
28-day MXN-TIIE	7.625%	5/20/2027	MXN108,000	133	—	133
3-month USD-LIBOR	2.2935%	7/17/2027	$15,000	748	—	748
0.8518%	6-month EURIBOR	8/21/2027	€6,200	42	—	42
American Funds Strategic Bond Fund — Page 9 of 11

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
3-month SEK-STIBOR	1.215%	8/21/2027	SKr60,000	$(111)	$—	$(111)
2.2295%	3-month USD-LIBOR	9/22/2027	$9,800	(551)	—	(551)
3-month USD-LIBOR	2.388%	10/31/2027	89,000	3,883	—	3,883
3-month USD-LIBOR	2.31934%	11/17/2027	11,900	592	—	592
3-month USD-LIBOR	2.31613%	11/17/2027	11,100	555	—	555
2.925%	3-month USD-LIBOR	2/1/2028	15,300	(24)	—	(24)
2.91%	3-month USD-LIBOR	2/1/2028	19,100	(42)	—	(42)
2.908%	3-month USD-LIBOR	2/1/2028	19,100	(43)	—	(43)
2.92%	3-month USD-LIBOR	2/2/2028	14,500	(26)	—	(26)
1.561%	6-month GBP-LIBOR	6/21/2028	£23,240	108	—	108
6-month GBP-LIBOR	1.5282%	6/29/2028	5,500	—	—	—
6-month GBP-LIBOR	1.5262%	6/29/2028	5,500	—	—	—
6-month GBP-LIBOR	1.5272%	6/29/2028	5,500	—	—	—
6-month GBP-LIBOR	1.5302%	6/29/2028	5,500	—	—	—
3-month USD-LIBOR	2.679%	4/14/2030	$4,800	121	—	121
3-month USD-LIBOR	2.514%	9/25/2030	58,300	2,258	—	2,258
3-month USD-LIBOR	2.35%	3/24/2031	11,700	606	—	606
3-month USD-LIBOR	2.22%	6/7/2031	7,300	454	—	454
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	772	—	772
3-month USD-LIBOR	1.87%	8/18/2031	15,500	1,399	—	1,399
3-month USD-LIBOR	2.57%	11/18/2031	11,000	368	—	368
3-month USD-LIBOR	2.9625%	2/1/2038	11,400	37	—	37
3-month USD-LIBOR	2.963%	2/1/2038	11,500	36	—	36
3-month USD-LIBOR	2.986%	2/1/2038	9,200	15	—	15
3-month USD-LIBOR	2.967%	2/2/2038	8,900	26	—	26
3-month USD-LIBOR	2.625%	2/21/2047	2,000	126	—	126
3-month USD-LIBOR	2.9825%	2/20/2048	11,000	(117)	—	(117)
U.S. EFFR	2.505%	3/22/2048	2,500	(22)	—	(22)
U.S. EFFR	2.51375%	3/22/2048	2,800	(30)	—	(30)
3-month USD-LIBOR	2.8245%	4/4/2048	5,550	123	—	123
U.S. EFFR	2.40875%	4/13/2048	14,000	158	—	158
U.S. EFFR	2.43625%	4/19/2048	14,000	77	—	77
U.S. EFFR	2.554%	4/26/2048	11,200	(216)	—	(216)
3-month USD-LIBOR	3.016%	5/9/2048	4,906	(88)	—	(88)
3-month USD-LIBOR	3.0155%	5/9/2048	5,550	(99)	—	(99)
3-month USD-LIBOR	3.0745%	5/17/2048	6,100	(184)	—	(184)
U.S. EFFR	2.625%	5/25/2048	22,000	(753)	—	(753)
					$—	$(5,073)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments (000)	Unrealized appreciation at 6/30/2018 (000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$12,775	$(784)	$(849)	$65
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	264,715	(3,916)	(4,691)	775
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	78,150	(4,490)	(5,145)	655
					$(10,685)	$1,495

American Funds Strategic Bond Fund — Page 10 of 11

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $131,063,000, which represented 21.82% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Step bond; coupon rate may change at a later date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,411,000, which represented .40% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $27,147,000, which represented 4.52% of the net assets of the fund.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.

Key to abbreviations and symbols
AUD = Australian dollars	JPY/¥ = Japanese yen
BA = Banker’s acceptances	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CLP = Chilean pesos	NGN = Nigerian naira
COP = Colombian pesos	Rev. = Revenue
EFFR = Effective Federal Funds Rate	SEK/SKr = Swedish kronor
EONIA = Euro Overnight Index Average	SGD = Singapore dollars
EUR/€ = Euros	STIBOR = Stockholm Interbank Offered Rate
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
G.O. = General Obligation	USD/$ = U.S. dollars
GBP/£ = British pounds	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-112-0818O-S66010	American Funds Strategic Bond Fund — Page 11 of 11

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the American Funds Strategic Bond Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Strategic Bond Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2018